united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23914

XD Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Cogency Global Inc.

850 New Burton Road, Suite 201, Dover, DE 19904_________

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-587-3400

Date of fiscal year end: 9/30

Date of reporting period: 3/31/24

Item 1. Reports to Stockholders.

XD Treasury Money Market Fund

Semi-Annual Report
March 31, 2024

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS

Letter to Shareholders	Page 1
Portfolio Review	Page 2
Portfolio of Investments	Page 3
Statement of Assets and Liabilities	Page 4
Statement of Operations	Page 5
Statement of Changes in Net Assets	Page 6
Financial Highlights	Page 7
Notes to Financial Statements	Page 9
Expense Examples	Page 13
Supplemental Information	Page 14
Privacy Notice	Page 16
Proxy Voting Policy & Portfolio Holdings	Page 18

XD Treasury Money Market Fund

Letter to Shareholders (Unaudited)

March 31, 2024

Dear Shareholders,

We are pleased to present the unaudited Semi-Annual Shareholder Report for the XD Treasury Money Market Fund (the “Fund”), covering the period from February 9, 2024 (commencement of operations) to March 31, 2024.

XD Fund Advisor LLC proudly launched the Fund on February 9, 2024. The Fund currently offers two share classes for investors – the Institutional Share Class and the Investor Share Class. The Fund’s objective is to provide income consistent with preservation of capital and liquidity. From inception through the end of March 31, 2024, the Fund earned a net return of 0.71% and 0.68% in the Institutional and Investor Share Classes, respectively.

Important highlights during the period include the delayed push toward a Federal Reserve easing cycle. The appearance of an inflation soft-landing at or around the Federal Reserve’s target level of 2% coupled with concern that higher rates would negatively impact the economy led many to believe the Federal Reserve would take the foot off the brake and let the economy run. However, we believe a few uncooperative inflation-prints in the first quarter of 2024 coupled with resilient growth and employment data has given the Federal Reserve pause. Forecasts of rate cuts proceeded to walk back from as early as January to July and beyond. As long as the economy remains resilient and inflation resists falling to a more acceptable level, we expect the Federal Reserve to continue to stall the easing of monetary policy.

Though the timing may be in question, the market continues to price in rate cuts, reflected through a Treasury Bill curve inversion with longer maturities paying lower yields than shorter maturities. March 2024 quarter-end levels showed 1 and 3-month treasury bills at 5.36%, 6-month bills at 5.33%, and 1-year bills at 5.03%.

Sincerely,

Scott Riecke

Portfolio Manager

April 25, 2024

20240528-3607864

XD Treasury Money Market Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2024

The Fund’s performance figures* for the period ended March 31, 2024 are as follows:

	7 Day	7 Day	Total Return
	Current Yield	Effective Yield	Since Inception(a)
XD Treasury Money Market Fund - Institutional Class Shares	5.34%	5.48%	0.71%
XD Treasury Money Market Fund - Investor Class Shares	5.07%	5.20%	0.68%

(a)	Inception date is February 12, 2024.

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total Returns for periods of less than one year are not annualized. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The estimated total annual operating expense ratio, net of fees, is 0.26% and 0.51% for Institutional Class shares and Investor Class shares, respectively, per the Fund’s Prospectus dated February 9, 2024. For performance information current to the most recent month-end, please call 1-833-993-9200.

Holdings by Type of Investment	% of Net Assets
Short-Term Investments	97.6%
Other Assets in Excess of Liabilities	2.4%
100.0%

Please refer to the Schedule of Investments that follows in this semi-annual report for a detail of the Fund’s holdings.

XD Treasury Money Market Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2024

Principal Amount ($)		Yield Rate (%)	Maturity Date	Fair Value
	SHORT-TERM INVESTMENTS - 97.6%
	U.S. TREASURY SECURITIES - 97.6%
155,000	U.S. Treasury Bill	5.28	4/16/2024	$154,659
100,000	U.S. Treasury Bill	5.27	4/23/2024	99,678
200,000	U.S. Treasury Bill	5.26	5/9/2024	198,886
155,000	U.S. Treasury Bill	5.27	5/14/2024	154,024
225,000	U.S. Treasury Bill	5.24	5/23/2024	223,296
155,000	U.S. Treasury Bill	5.21	6/6/2024	153,508
	TOTAL SHORT-TERM INVESTMENTS (Cost - $984,051)			984,051

	TOTAL INVESTMENTS - 97.6% (Cost - 984,051)			$984,051
	ASSETS IN EXCESS OF OTHER LIABILITIES - NET - 2.4%			24,035
	NET ASSETS - 100.0%			$1,008,086

See accompanying notes to financial statements.

XD Treasury Money Market Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2024

ASSETS
Investment securities, at value (Cost $984,051)	$984,051
Cash	71,630
Dividends and interest receivable	98
Receivable due from Advisor (Note 3)	93
Prepaid registration fee	1,540
TOTAL ASSETS	1,057,412

LIABILITIES
Legal fees payable	14,081
Administration fees payable	12,467
Transfer agency fees payable	11,066
Offering costs payable (Note 3)	5,130
Audit and tax fees payable	3,907
Printing fees payable	2,008
Accrued expenses and other liabilities	667
TOTAL LIABILITIES	49,326
NET ASSETS	$1,008,086

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$1,008,086
NET ASSETS	$1,008,086

Net Asset Value Per Share:
Institutional Class Shares
Net Assets	$997,015

Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	997,015

Net asset value	$1.00

Investor Class Shares
Net Assets	$11,071

Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	11,072

Net asset value	$1.00

See accompanying notes to financial statements.

XD Treasury Money Market Fund
STATEMENT OF OPERATIONS (Unaudited)
February 12, 2024 (Commencement of Operations) through March 31, 2024

INVESTMENT INCOME
Dividends	$143
Interest	7,199
TOTAL INVESTMENT INCOME	7,342

EXPENSES
Investment advisory fees (Note 3)	266
Organizational Fees (Note 3)	70,639
Registration fees	60,760
Insurance fees	19,347
Legal fees	14,081
Administrative services fees	12,467
Professional fees	12,287
Transfer agent fees	11,066
Trustees fees and expenses	6,336
Offering costs (Note 3)	5,130
Audit and tax fees	3,907
Printing and postage expenses	2,008
Custodian fees	1,877
Other expenses	3,329
TOTAL EXPENSES	223,500

Less: Fees waived/reimbursed by the Adviser	(223,244)

NET EXPENSES	256
NET INVESTMENT INCOME	7,086

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,086

See accompanying notes to financial statements.

XD Treasury Money Market Fund
STATEMENTS OF CHANGES IN NET ASSETS

February 12, 2024
(Commencement of Operations)
through March 31, 2024
(Unaudited)
FROM OPERATIONS
Net investment income	$7,086
Net increase in net assets resulting from operations	7,086

DISTRIBUTIONS
Distributions to shareholders
Institutional Class Shares	(7,015)
Investor Class Shares	(71)
From distributions to shareholders	(7,086)

FROM FUND SHARE TRANSACTIONS
Proceeds from shares sold:
Institutional Class Shares	890,000
Investor Class Shares	11,000
Net asset value of shares issued in reinvestment of distributions:
Institutional Class Shares	7,015
Investor Class Shares	71
Net increase in net assets from shares of beneficial interest	908,086

TOTAL INCREASE IN NET ASSETS	908,086

NET ASSETS
Beginning of period	100,000
End of period	$1,008,086

SHARE ACTIVITY
Institutional Class Shares:
Beginning of period	100,000
Shares sold	890,000
Shares reinvested	7,015
End of period	997,015

Investor Class Shares:
Beginning of period	—
Shares sold	11,000
Shares reinvested	71
End of period	11,071

See accompanying notes to financial statements.

XD Treasury Money Market Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period.

Institutional Class Shares
February 12, 2024
(Commencement of Operations)
through March 31, 2024
(Unaudited)
Net asset value, beginning of period	$1.00
Activity from investment operations:
Net investment income (a)	0.01
Total from investment operations	0.01
Distribution to Shareholders from:
Net investment income	(0.01)
Total distributions	(0.01)
Net asset value, end of period	$1.00
Total return (b)	0.71%
Net assets, end of period (000s)	$997
Ratio of gross expenses to average net assets (c)	121.96%
Ratio of net expenses to average net assets (c,d)	0.19%
Ratio of net investment income to average net assets (c)	5.33%

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.

(c)	Annualized, with the exception of non-recurring organizational costs.

(d)	During the period end March 31, 2024, the Advisor voluntarily waived a portion of the advisory fee. Without this waiver, the net expense ratio would have been 0.26%.

See accompanying notes to financial statements.

XD Treasury Money Market Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period.

Investor Class Shares
February 12, 2024
(Commencement of Operations)
through March 31, 2024
(Unaudited)
Net asset value, beginning of period	$1.00
Activity from investment operations:
Net investment income (a)	0.01
Total from investment operations	0.01
Distribution to Shareholders from:
Net investment income	(0.01)
Total distributions	(0.01)
Net asset value, end of period	$1.00
Total return (b)	0.68%
Net assets, end of period (000s)	$11
Ratio of gross expenses to average net assets (c)	124.18%
Ratio of net expenses to average net assets (c,d)	0.44%
Ratio of net investment income to average net assets (c)	5.08%

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.

(c)	Annualized, with the exception of non-recurring organizational costs.

(d)	During the period end March 31, 2024, the Advisor voluntarily waived a portion of the advisory fee. Without this waiver, the net expense ratio would have been 0.51%.

See accompanying notes to financial statements.

XD Treasury Money Market Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2024

1.	ORGANIZATION

XD Treasury Money Market Fund (the “Fund”) is a diversified series of shares of beneficial interest of the XD Fund Trust (the “Trust”), a statutory trust established under the laws of Delaware pursuant to an Agreement and Declaration of Trust dated October 4, 2023, as subsequently amended and restated on October 18, 2023 (the “Declaration of Trust”), and operates as a Government Money Market Fund, as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). XD Fund Advisor LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund’s investment objective is to provide income consistent with preservation of capital and liquidity. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash.

The Fund commenced investment operations on February 12, 2024. The Fund offers three classes of Shares: Institutional, Investor, and Select. None of the share classes incur a sales charge but have different expenses specific to that class, including shareholder servicing and 12b-1 fees, which affect their performance. As of March 31, 2024, only Institutional and Investor shares are available for purchase. Each share of the Fund represents an undivided, proportionate interest in the Fund. All income, expenses (other than class specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. All shares of the Fund have equal voting rights and liquidation rights. In addition, there are differences among the classes of shares with respect to the minimum investment required.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“U.S. GAAP”) . The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Securities Valuation – The Adviser attempts to stabilize the net asset value (“NAV”) of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. The Fund’s Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The NAV is determined at the end of regular trading of the NYSE, which is generally 4:00 pm (Eastern time) but may vary due to market circumstances or other reasons (NYSE close) on each day the NYSE is open.

The Board of Trustees of XD Fund Trust has designated the Adviser as the Fund’s “valuation designee” pursuant to Rule 2a-5 under the 1940 Act. Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when the Fund’s NAV is computed.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Investments that trade frequently, for which pricing quotations in active markets are easily accessible.

Level 2 – Investments lacking easily recognizable market data, but where certain other observable data points exist such as market quotes for similar investments, and other observable market conditions such as interest rates, yield curves, default rates, etc.

Level 3 – Investments where there is virtually no market data available, with no observable market data points or inputs. Fair value may be derived from professional judgments and assumptions in the form of an analysis that considers relevant factors and criteria determined in good faith, using a methodology such as liquidation basis, present value of cash flows, income approach, etc. or an independent third-party appraisal.

XD Treasury Money Market Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2024 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$984,051	$—	$984,051
Total Assets	$—	$984,051	$—	$984,051

*	Refer to the Portfolio of Investments for classification.

The Fund did not hold any Level 3 securities during the period ended March 31, 2024.

Repurchase Agreements – The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon price and time. Repurchase agreements entered into by the Fund will be fully collateralized by cash or securities issued by the U.S. government at all times. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. Repurchase agreements are subject to credit risks of the counterparty in case of default. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

As of March 31, 2024, the Fund did not hold any repurchase agreements.

Security Transactions and Investment Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income, if any, is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by the identified cost method.

Dividends and Distributions to Shareholders – Dividends from net investment income are accrued daily and distributed as of the last business day of each month. The Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Federal Income Taxes – The Fund has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to elect to be treated for federal income tax purposes, and intends to qualify annually, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code (the “Code”). As a RIC, the Fund generally will not have to pay Fund-level federal income taxes on any ordinary income or capital gains that the Fund distributes to shareholders from our tax earnings and profits.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.

Indemnification – The Fund indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTION WITH RELATED PARTIES

Investment Advisory – Pursuant to the Investment Advisory Agreement, dated February 9, 2024 (the “Advisory Agreement”) between the Adviser and the Trust, on behalf of the Fund, the Adviser, subject to the supervision of the Board and in conformity with the stated objective and policies of the Fund, manages the investment operations of the Fund and the composition of the Fund’s portfolio, including the purchase, retention and disposition of securities. The Fund pays the Adviser an investment advisory fee equal to 0.20% of the Fund’s average daily net assets. Pursuant to the advisory agreement, the Fund incurred $266

XD Treasury Money Market Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

in advisory fees for the period ended March 31, 2024.

Expense Limitation and Reimbursement Agreement – The Adviser has agreed to waive its fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage expenses, dividend expenses on securities sold short and interest expenses on short sales, taxes, and extraordinary expenses) paid by the Fund’s Institutional Class and Investor Class will not exceed 0.26% and 0.51%, respectively. For a period not to exceed three (3) years from the date on which a waiver or reimbursement in excess of the expense limitation is made by the Adviser, the Fund will carry forward, and may repay the Adviser such waiver or reimbursement; provided, however, that such repayments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense limitation in effect at the time of the waiver or (ii) the expense limitation in effect at the time of the repayment. This waiver may not be terminated by the Adviser prior to February 9, 2025, without the approval of the Fund’s Board of Trustees. For the period ended March 31, 2024, the Adviser waived fees/reimbursed expenses in the amount of $223,151 pursuant to this agreement which may be recouped through March 31, 2027.

In addition to the aforementioned waiver, the Adviser agreed to voluntarily waive its advisory fee of 0.20% of the Fund’s average daily net assets for no more than one year from the effective date of March 15, 2024. The Adviser cannot recoup such waivers, and the Adviser may rescind this waiver at any time. For the period ended March 31, 2024, this waiver amounted to $93.

The Fund expenses organization costs as incurred. Offering costs include insurance fees, state registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin. Offering costs are then amortized to expense over twelve months on a straight-line basis. These organization and offering costs were advanced by the Adviser and the Adviser has agreed to reimburse the Fund for these expenses, subject to potential recovery as described above. The total amount of the organization costs and offering costs incurred by the Fund were $70,639 and $5,130, respectively.

Distribution and Servicing Fees – The Trust has adopted a Shareholder Services Plan that allows each class of the Fund to pay shareholder services fees. Institutional Class and Investor Class shares pay annual shareholder services fees of 0.16%, respectively. The Trust has also adopted a plan pursuant to Rule 12b-1 under the 1940 Act, applicable to its Investor Class shares, which permits the Fund to pay for certain distribution and promotion activities related to marketing their shares at an annual rate of 0.25%.

As of March 31, 2024, the Fund has not accrued or paid shareholder services fees or 12b-1 fees.

Service Providers – Ultimus Fund Solutions, LLC (“UFS”) Serves as Administrator, Fund Accountant and Transfer Agent and is an affiliate of the Fund’s distributor, Ultimus Fund Distributors, LLC (the “Distributor”). Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities. Additionally, Blu Giant, LLC (“Blu Giant”) is an affiliate of UFS and the Distributor, providing EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

U.S. Bank, N.A., serves as the Custodian for the Fund’s investments.

PINE Advisors LLC (“PINE”) provides treasury services to the Fund pursuant to a service agreement. In consideration for these services and as disclosed in the Statement of Operations, PINE is paid a monthly fee out of the assets of the Fund. The Fund also reimburses PINE for certain out-of-pocket expenses.

Compliance4, LLC (“Compliance4”) provides chief compliance officer services to the Fund pursuant to a service agreement. In consideration for these services and as disclosed in the Statement of Operations, Compliance4 is paid a monthly fee out of the assets of the Fund. The Fund also reimburses Compliance4 for certain out-of-pocket expenses.

XD Treasury Money Market Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

4.	TAX BASIS INFORMATION

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual report.

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized depreciation at March 31, 2024, were as follows:

Cost for Federal Tax purposes	$984,051
Unrealized Appreciation	$—
Unrealized Depreciation	—
Tax Net Unrealized Appreciation	$—

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a) 9 of the 1940 Act. As of March 31, 2024, the Adviser held 99.9% of the voting securities of the Fund.

6.	RECENT REGULATORY UPDATES

Tailored Shareholder Reporting – On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

XD Treasury Money Market Fund
EXPENSE EXAMPLES (Unaudited)
March 31, 2024

As a shareholder of the XD Treasury Money Market Fund, you incur ongoing costs, including management fees and certain Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023 through March 31, 2024.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Hypothetical (5% return before expenses)		Actual
		Beginning	Ending		Ending
	Annualized	Account	Account	Expenses Paid	Account	Expenses Paid
	Expense	Value	Value	During Period	Value	During Period
	Ratio	10/1/2023	3/31/2024	10/1/23-3/31/24	3/31/2024	2/12/24-3/31/24

Institutional Class*	0.19%	$1,000.00	$1,024.05	$0.96	$1,007.10	$0.26
Investor Class*	0.44%	$1,000.00	$1,022.80	$2.23	$1,006.80	$0.59

*	“Actual” expense information is for the period from February 12, 2024 (date of initial investment) to March 31, 2024. Actual expenses are equal to the Fund’s annualized expense ratio, multiplied by 49/366 (to reflect the period from initial investment to March 31, 2024). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/366 (to reflect the full half-year period).

XD Treasury Money Market Fund
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2024

Board Approval of Investment Advisory Agreement

At a meeting held on November 7, 2023, (the “Meeting”) the Board of Trustees (the “Board”) of XD Fund Trust (the “Trust”) considered and reviewed information regarding the XD Treasury Money Market Fund (the “Fund”), to determine whether approving the Investment Advisory Agreement between XD Fund Advisor LLC (“the “Adviser”), and the Trust, on behalf of the Fund (the “Advisory Agreement”) would be in the best interests of the Fund and its shareholders.

The Trustees received assistance and advice from counsel (“Counsel”) to the Trust and to the “disinterested directors” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (the “Independent Trustees”), regarding legal and industry standards in connection with their duties and responsibilities when approving an investment advisory agreement. The Independent Trustees also met separately with Counsel.

The Trustees reviewed in detail the Adviser’s materials and addressed numerous topics related to, among other things, fund benchmarks, peer fund comparisons, the Fund’s portfolio holdings, the Fund’s counterparties, the Adviser’s financial condition and anticipated profitability, the Adviser’s insurance coverage, the potential for economies of scale, the Adviser’s policies and procedures, the Adviser’s process for executing trades and achieving best execution, and various other compliance and operational matters. The Trustees were of the view that the materials presented contained information reasonably necessary to make the required determinations.

The Trustees considered the proposed Advisory Agreement. The Trustees, including the Independent Trustees, considered a variety of factors, including those described below. The Trustees also considered other factors and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Trustees also had an opportunity to meet in executive session and separately with compliance personnel earlier in the day to discuss the materials presented and any compliance issues raised.

During the review process, the Trustees noted certain instances where clarification or follow-up was appropriate and others where the Trustees determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Trustees determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreement, the Trustees had received sufficient information to approve the Advisory Agreement.

In approving the Advisory Agreement, the Trustees, including the Independent Trustees, considered the following factors with respect to the Fund:

Nature, Extent, and Quality of Services. The Trustees reviewed the nature, extent, and quality of the services to be provided by the Adviser to the Fund. The Trustees reviewed the information presented in the Adviser’s memorandum, including a copy of the Adviser’s current Form ADV and information regarding the Adviser’s organizational structure and the personnel who will be servicing the Fund. The Trustees considered the responsibilities the Adviser would have under the proposed Advisory Agreement. The Trustees also considered that the Trust’s President is an employee of the Adviser and that he would serve the Trust without additional compensation. The Trustees also evaluated the investment management experience of the Adviser. In particular, the Trustees considered the Adviser’s experience managing registered investment companies, including money market funds. The Trustees discussed with the Adviser the investment strategy for the Fund and how the Adviser intended to implement the investment strategy.

The Trustees discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure, which includes a third-party compliance consulting firm, and the experience and background of all key personnel of its management team, including the Fund’s portfolio manager. The Trustees considered the Adviser’s capabilities and determined that the Adviser would be an appropriate manager for the Fund and concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreement and that the nature, overall

XD Treasury Money Market Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
March 31, 2024

quality, and extent of the management services to be provided by the Adviser to the Trust are expected to be satisfactory and adequate.

Performance. The Trustees considered that the Fund is newly formed and as such does not have a record of prior performance to submit at the Meeting. The Trustees considered that the Fund’s investment strategy, under normal circumstances, would seek to provide income consistent with the preservation of capital and liquidity for its shareholders. The Trustees also took into consideration the background and experience of the prospective portfolio manager. The Board noted that, despite a lack of comparative data, based on the Fund’s investment strategy and the Adviser’s presentation, the Adviser would be able to fulfill the Fund’s investment mandate.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by the Adviser, the Trustees considered the proposed advisory fee and the total expenses to be paid by the Fund. The Trustees reviewed a report prepared by an independent third party showing the advisory fees and total expense ratios of a group of funds the independent third party deemed comparable to the Fund. The Trustees evaluated the Fund’s advisory fee and net expense ratio through the review of comparative information with respect to the fees paid by similar funds, noting that the Fund’s advisory fee and net expense ratio were in line with the median advisory fee and median net expense ratio of the funds in the peer group. The Trustees noted that the Adviser intended to waive its advisory fees and/or reimburse other expenses so that the total annual fund operating expenses (excluding certain “excluded expenses”) paid by the Fund’s Institutional Class, Investor Class and Select Class will not exceed 0.26%, 0.51% and 0.20%, respectively (the “Expense Cap”). Based on these considerations and other factors, the Trustees concluded that the management fee of 0.20% of the Fund’s average daily net assets proposed to be charged by the Adviser was fair and reasonable for the services to be provided under the proposed Advisory Agreement.

Profitability. The Trustees considered the level of profits that could be expected to accrue to the Adviser with respect to the Fund, and they considered information pertaining to the Adviser’s financial condition and commitment to the operation of the Fund. The Trustees noted that the Adviser did not expect to accrue a profit until the second full year of the Fund’s operation. The Trustees discussed and expressed a preference that the Adviser consider ways in which it could provide reasonable assurance of its ability to bear expected losses for an initial operation period of the Fund, to be provided prior to launch. It was agreed to raise this suggestion with the parent company of the Adviser and to report back to the Board in due course. With respect to the Adviser, the Trustees concluded that based on the services to be provided and the projected growth of the Fund, the advisory fees and anticipated profits from the Adviser’s relationship with the Fund were not excessive and not unreasonable to the Fund.

Economies of Scale. The Trustees considered whether the Adviser would realize economies of scale with respect to its management of the Fund. The Trustees noted that economies of scale were not a relevant consideration at this time and the Adviser would revisit whether economies of scale exist in the future once the Fund has achieved sufficient scale.

Fall-out Benefits. Because of its relationship with the Fund, the Adviser and its affiliates may receive certain benefits. The Trustees noted that the Adviser did not anticipate any fallout benefits at this stage.

Conclusion. The Trustees, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the proposed Advisory Agreement, with the Independent Trustees having met in an executive session and having been advised by independent legal counsel throughout the process, determined that approval of the proposed Advisory Agreement for an initial two-year term is in the best interests of the Fund and its future shareholders.

CUSTOMER PRIVACY NOTICE

FACTS	WHAT DOES XD TREASURY MONEY MARKET FUND (the “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    Assets

■    Retirement Assets

■    Transaction History

■    Checking Account Information

■    Purchase History

■    Account Balances

■    Account Transactions

■    Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes - Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes - to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes - information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-833-993-9200

Who we are
Who is providing this notice?	XD Fund Trust Ultimus Fund Solutions, LLC (Administrator) Ultimus Fund Distributors, LLC (Distributor)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you:

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tell us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

■    Sharing for affiliates’ everyday business purposes - information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

XD Fund Advisor, LLC, the investment adviser to the Fund, could be deemed to be an affiliate of the Fund.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies

■    The Fund does not share your personal information with non-affiliates so they can market to you.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-833-993-9200 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund currently publishes daily on its website, www.xdfundadvisor.com, a complete schedule of portfolio holdings for the Fund and certain other information required by Rule 2a-7. Portfolio holdings for the Fund are also disclosed through required filings with the SEC. The Fund files its portfolio holdings with the SEC and the holdings are publicly made available twice each fiscal year on Form N-CSR (with respect to each annual period and semiannual period). Certain information with respect to the Fund will be provided in monthly holdings reports to the SEC on Form N-MFP. Form N-MFP will be made available to the public on the SEC’s EDGAR database immediately upon filing after the end of the month to which the information pertains, and a link to each of the most recent 12 months of filings on Form N-MFP will be provided on the Fund’s website. In addition, in the event that the Fund files information regarding certain material events with the SEC on Form N-CR, the Fund will disclose on its website certain information that the Fund is required to report on Form N-CR. Such material events include the provision of any financial support by an affiliated person of the Fund. This information will appear on the Fund’s website no later than the same business day on which the Fund files Form N-CR with the SEC and will be available on the Fund’s website for at least one year. Shareholders may obtain the Fund’s Forms N-CSR, N-MFP and N-CR filings on the SEC’s website at sec.gov.

INVESTMENT ADVISOR

XD Fund Advisor LLC

1 Corporate Drive, Suite #100

Windsor Locks, CT 06096

ADMINISTRATOR ACCOUNTING AND TRANSFER AGENT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker, LLP

Two Liberty Place, 50 S. 16th Street, Suite 2900,

Philadelphia, Pennsylvania 19102

LEGAL COUNSEL

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

CUSTODIAN

U.S. Bank, N.A.

425 Walnut Street

Cincinnati, Ohio 45202

INDEPENDENT TRUSTEES

Venkatesh Reddy

Stacy Roode

INTERESTED TRUSTEE

James H. Freis, Jr.

PRESIDENT

Sreevatsan Rajagopalan

PRINCIPAL FINANCIAL OFFICER AND TREASURER

Madeline Arment

CHIEF COMPLIANCE OFFICER

Peter Guarino

XDTMMF-SAR-24

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) XD Fund Trust

By (Signature and Title)

/s/ Sreevatsan Rajagopalan

Sreevatsan Rajagopalan, Principal Executive Officer/President

Date 6/7/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Sreevatsan Rajagopalan

Sreevatsan Rajagopalan, Principal Executive Officer/President

Date 6/7/24

By (Signature and Title)

/s/ Madeline Arment

Madeline Arment, Principal Financial Officer/Treasurer

Date 6/7/24